Accruals, deferred income and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about accruals, deferred income and other liabilities

	2019	2018
	$m	$m
Accruals and deferred income	11,808	11,296
Settlement accounts	14,356	13,022
Cash collateral and margin payables	56,646	41,044
Endorsements and acceptances	10,127	9,633
Employee benefit liabilities (Note 5)	1,771	2,167
Lease liabilities[1]	4,604	N/A
Other liabilities	18,844	20,218
At 31 Dec	118,156	97,380

1	Lease liabilities have been recognised from 1 January 2019 following the adoption of IFRS 16. Comparatives have not been restated.